Related Party Transactions (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Loans outstanding with related parties	$ 485,000	$ 560,000
Amount of new loan	450,000
Proceeds of loan	235,000
Repayment of loans	$ 290,000